American
     General
          FINANCIAL GROUP
2929 Allen Parkway (A40-04), Houston, Texas 77019

                                                                                                                                    Pauletta P. Cohn
                                                                                                                                    Deputy General Counsel
                                                                                                                                    Direct Line (713) 831-1230
                                                                                                                                    FAX (713) 620-3878
                                                                                                                                    E-mail: pauletta_cohn@agfg.com

                                                                            November 5, 2001

BY EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:

The United States Life Insurance Company in the City of New York ("USL") and The United States Life Insurance Company in the City of New York
Separate Account USL VL-R ("Registrant")
Product: USL Platinum Investor Survivor - VUL
File Nos: 333-57062 and 811-09359
CIK No. 0000101686

Dear Ladies and Gentlemen:

            As Deputy General Counsel of American General Life Companies and counsel to USL, as the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus contained in its most recent amendment to its Form S-6 Registration Statement ("Amendment"), as required by Rule 497(b) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

            Registrant hereby certifies that:

(1)

the form of prospectus that would have been filed under paragraph (b) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

(2)	the Amendment, which is designated as Pre-Effective Amendment No. 3 under the 1933 Act, was filed electronically on October 31, 2001.

            Please direct any inquiry regarding the foregoing to the undersigned at (713) 831-1230.

                                                                          Very truly yours,

                                                                           /s/ PAULETTA P. COHN

                                                                  American General Life Companies
                                                                     2929 Allen Parkway, Houston, TX 77019